Accounts Receivable Securitization	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Transfers and Servicing [Abstract]
Accounts Receivable Securitization

8. Accounts Receivable Securitization

Prior to the Spin-Off, MFS sold accounts receivable through an accounts receivable securitization facility, (“the Prior Securitization Program”), comprised of two funding entities: Manitowoc Funding, LLC (“U.S. Seller”) and Manitowoc Cayman Islands Funding Ltd. (“Cayman Seller”). The U.S. Seller historically serviced domestic entities of both the Foodservice and Cranes segments of MTW and remitted all funds received directly to MTW. The Cayman Seller historically serviced solely MFS foreign entities and remitted all funds to MFS entities. The U.S. Seller entity remained with MTW subsequent to the Spin-Off, while the Cayman Seller was transferred to MFS subsequent to the Spin-Off. As the U.S. Seller is not directly attributable to MFS, only the receivables which were transferred to the U.S. Seller but not sold are reflected in MFS’ consolidated (condensed) balance sheet. A portion of the U.S. Seller’s historical expenses related to bond administration fees and settlement fees are allocated to MFS. As the Cayman Seller is directly attributable to MFS, the assets, liabilities, income and expenses of the Cayman Seller are included in MFS’ consolidated (condensed) statement of operations and balance sheet. MFS’ cost of funds under the facility used a LIBOR index rate plus a 1.25% fixed spread.

On March 3, 2016, the Company entered into a new $110.0 million accounts receivable securitization program (the “2016 Securitization Facility”) among the Cayman Seller, as seller, MFS, Garland Commercial Ranges Limited, Convotherm Elektrogeräte GmbH, Manitowoc Deutschland GmbH, Manitowoc Foodservice UK Limited, Manitowoc Foodservice Asia Pacific Private Limited, and the other persons who may be from time to time, a party thereto, as servicers, with Wells Fargo Bank, National Association, as purchaser and agent, whereby MFS will sell certain of its domestic trade accounts receivable and certain of its non-U.S. trade accounts receivable to a wholly-owned, bankruptcy-remote, foreign special purpose entity, which entity in turn, will sell, convey, transfer and assign to a third-party financial institution (a “Purchaser”), all of the right, title and interest in and to its pool of receivables. The Purchaser will receive ownership of the pool of receivables. The Company, along with certain of its subsidiaries, act as servicers of the receivables and as such administer, collect and otherwise enforce the receivables. The servicers will be compensated for doing so on terms that are generally consistent with what would be charged by an unrelated servicer. As servicers, they will initially receive payments made by obligors on the receivables but will be required to remit those payments in accordance with a receivables purchase agreement. The Purchaser will have no recourse for uncollectible receivables. The 2016 Securitization Facility also contains customary affirmative and negative covenants. Among other restrictions, these covenants require the Company to meet specified financial tests, which include a Consolidated Interest Coverage Ratio and a Consolidated Total Leverage Ratio that are the same as the covenant ratios required per the 2016 Credit Agreement.

Due to a short average collection cycle of less than 60 days for such accounts receivable as well as the Company’s collection history, the fair value of its deferred purchase price notes approximated book value. The fair value of the deferred purchase price notes recorded at June 30, 2016 and December 31, 2015 was $75.9 million and $48.4 million, respectively, and is included in accounts receivable in the accompanying consolidated (condensed) balance sheets.

Trade accounts receivables sold to the Purchaser and being serviced by the Company totaled $90.7 million at June 30, 2016 and $100.9 million at December 31, 2015. Of this decrease, approximately $15.9 million was attributable to the balance being allocated from MTW from a combined securitization facility on a carve out basis at December 31, 2015 as compared to the specific deferred purchase price notes on a standalone basis at June 30, 2016 and is reflected in Net Transactions with MTW in the Cash Flows from Financing activities section of the consolidated (condensed) statement of cash flows.

Transactions under the 2016 Securitization Facility and the Prior Securitization Program were accounted for as sales in accordance with ASC Topic 860, “Transfers and Servicing.” Sales of trade receivables to the Purchaser are reflected as a reduction of accounts receivable in the accompanying consolidated (condensed) balance sheets and the proceeds received, including collections on the deferred purchase price notes, are included in cash flows from operating activities in the accompanying consolidated (condensed) statements of cash flows. The Company deems the interest rate risk related to the deferred purchase price notes to be de minimis, primarily due to the short average collection cycle of the related receivables (i.e., 60 days) as noted above.

11. Accounts Receivable Securitization

Historically MFS sold accounts receivable through an accounts receivable securitization facility, (“The Securitization Program”), comprised of two funding entities: Manitowoc Funding, LLC (“U.S. Seller”) and Manitowoc Cayman Islands Funding Ltd. (“Cayman Seller”). The U.S. Seller historically serviced domestic entities of both the Foodservice and Crane segments of MTW and remitted all funds received directly to MTW. The Cayman Seller historically serviced solely MFS foreign entities and remitted all funds to MFS entities. The U.S. Seller entity remained with MTW subsequent to the Spin-Off, while the Cayman Seller was transferred to MFS subsequent to the Spin-Off. As the U.S. Seller is not directly attributable to MFS, only the receivables which were transferred to the U.S. Seller but not sold are reflected in MFS combined balance sheet. A portion of the U.S. Seller’s historical expenses related to bond administration fees and settlement fees are allocated to MFS. As the Cayman Seller is directly attributable to MFS, the assets, liabilities, income, and expenses of the Cayman Seller are included in MFS’ consolidated statement of earnings and balance sheet.

On December 15, 2014, MTW executed a Fifth Amended and Restated Receivables Purchase Agreement (the “Receivables Purchase Agreement”) among the U.S. Seller and Cayman Seller, as sellers, MTW, Garland Commercial Ranges Limited (“Garland”), Convotherm Elektrogeräte GmbH (“Convotherm”), Manitowoc Deutschland GmbH (“MTW Deutschland”), Manitowoc Foodservice UK Limited (“Foodservice UK”), and the other persons from time to time party thereto, as servicers, and Wells Fargo Bank, N.A. (“Wells Fargo” or “Purchaser”), as purchaser and agent. Pursuant to this amendment, a German subsidiary (MTW Deutschland) and a United Kingdom subsidiary (Foodservice UK) were added as “originators” under the facility. Under the Receivables Purchase Agreement (and the related Purchase and Sale Agreements referenced in the Receivables Purchase Agreement), certain of MFS’ non-U.S. trade accounts receivable were sold to Cayman Seller which, in turn, were sold to Purchaser, all of the Cayman Seller’s right, title and interest in and to a pool of receivables to the Purchaser.

The Purchaser received ownership of the pool of receivables, in each instance. New receivables are purchased by Cayman Seller and resold to the Purchaser as cash collections reduce previously sold investments. Garland, Convotherm, MTW Deutschland, and Foodservice UK acted as the servicers of the receivables and as such administered, collected and otherwise enforced the receivables. The servicers were compensated for doing so on terms generally consistent with what would be charged by an unrelated servicer. As servicers, they initially received payments made by obligors on the receivables but were required to remit those payments to the Purchaser in accordance with the Receivables Purchase Agreement. The Purchaser has no recourse for uncollectible receivables. MTW finalized changes to its accounts receivable securitization program. Among other actions, MTW entered into an amendment to the Receivables Purchase Agreement, the results of which were that (i) Manitowoc Foodservice Asia Pacific Private Limited (“Foodservice Asia”) was added as an originator and as a servicer under the facility; and (ii) MFS’ domestic originators were effectively released from their obligations under the related purchase and sale agreement and will now sell their accounts receivable to the Cayman Seller (prior to these changes, these receivables were sold to the U.S. Seller). The maximum commitment size of the securitization facility did not change and, therefore, remains at $185.0 million. MFS’ cost of funds under the facility continues to use a LIBOR index rate plus a 1.25% fixed spread.

Under the Receivables Purchase Agreement (and the related Purchase and Sale Agreements referenced in the Receivables Purchase Agreement), certain of MFS’ non-U.S. trade accounts receivable are sold to Cayman Seller which, in turn, will sell, convey, transfer and assign to Purchaser, all of the Cayman Seller’s right, title and interest in and to a pool of receivables to the Purchaser.

Due to a short average collection cycle of less than 60 days for such accounts receivable as well as MFS’ collection history, the fair value of MFS’ deferred purchase price notes approximated book value. The fair value of the deferred purchase price notes recorded at December 31, 2015 and 2014 was $48.4 million and $33.1 million, respectively, and is included in accounts receivable in the accompanying combined balance sheets.

Trade accounts receivables sold to the Purchaser and being serviced by the Company totaled $100.9 million at December 31, 2015 and $21.1 million at December 31, 2014.

Transactions under the Securitization Program were accounted for as sales in accordance with ASC Topic 860, “Transfers and Servicing.” Sales of trade receivables to the Purchaser are reflected as a reduction of accounts receivable in the accompanying combined balance sheets and the proceeds received, including collections on the deferred purchase price notes, are included in cash flows from operating activities in the accompanying combined statements of cash flows. MFS deems the interest rate risk related to the deferred purchase price notes to be de minimis, primarily due to the short average collection cycle of the related receivables (i.e., 60 days) as noted above.